RETIREMENT BENEFIT PLANS - Summary of Actuarial Assumption Sensitivities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
(Decrease)/increase in defined benefit obligation	£ (360)	£ (377)
General price inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
(Decrease)/increase in defined benefit obligation	£ 290	305
Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Description of changes in methods and assumptions	Each additional year of longevity assumed
(Decrease)/increase in defined benefit obligation	£ 185	£ 195